Finance income and expense	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Finance income and expense
Finance income and expense:

	2018	2017
Employee future benefit plan expense (note 19)	$(226)	$(230)
Pension administration expense	(117)	(118)
Investment and other income	1,034	417
Other income (loss)	(62)	19
Foreign exchange gain (loss)	(1,078)	1,692
Finance income (loss) and other	$(449)	$1,780
Finance expense	$(503)	$(732)